United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive,

Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

Stephen C. Roussin

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments (Unaudited)

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

INVESTMENT SECURITIES

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Aaron Inc	21,946	$568,401	0.40%
American Axle & Manufacturing Holdings Inc	8,287	$97,041	0.07%
Apollo Group Inc Cl A *	11,116	$429,522	0.30%
Autozone Inc *	171	$63,578	0.04%
BJ's Restaurants Inc *	4,902	$246,816	0.17%
Bob Evans Farms Inc	2,177	$82,116	0.06%
Cabela's Inc *	182	$6,943	0.00%
Carter Holdings Inc *	245	$12,194	0.01%
Cheesecake Factory Inc *	25,772	$757,439	0.53%
Chicos Fas Inc	548	$8,275	0.01%
Cinemark Holdings Inc	3,083	$67,672	0.05%
Coach Inc	1,503	$116,152	0.08%
Devry Inc	154	$5,216	0.00%
Digital Generation Inc *	1,843	$18,817	0.01%
Finish Line Inc Cl A	1,720	$36,498	0.03%
Fossil Inc *	587	$77,472	0.05%
Genesco Inc *	200	$14,330	0.01%
Gentex Corp	4,553	$111,549	0.08%
Genuine Parts Co	16,682	$1,046,796	0.73%
Goodyear Tire & Rubber Co *	102,890	$1,154,426	0.81%
Group 1 Automotive Inc	3,767	$211,592	0.15%
Guess Inc	4,358	$136,188	0.10%
Iconix Brand Group Inc *	4,474	$77,758	0.05%
Interpublic Group Of Companies Inc	38,251	$436,444	0.31%
Jack In The Box *	1,751	$41,971	0.03%
JC Penney Co Inc	32,133	$1,138,472	0.80%
John Wiley & Sons Inc Cl A	472	$22,462	0.02%
Kohls Corp	3,641	$182,159	0.13%
Lennar Corp Cl A	37,313	$1,014,167	0.71%
LKQ Corp *	11,995	$373,884	0.26%
Madden Steven Ltd *	377	$16,117	0.01%
MDC Holdings Inc	1,463	$37,731	0.03%
Mens Wearhouse Inc	545	$21,130	0.01%
Meritage Homes Corp *	1,720	$46,543	0.03%
MGM Resort International *	112	$1,525	0.00%
Mohawk Industries Inc *	869	$57,797	0.04%

See Accompanying Notes to Financial Statements.

III - 1

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Monro Muffler Brake Inc	3,432	$142,394	0.10%
News Corp Cl A	726	$14,309	0.01%
NVR Inc *	15	$10,895	0.01%
Petsmart Inc	3,381	$193,461	0.14%
Pinnacle Entertainment*	1,880	$21,639	0.02%
Polaris Industries Inc	196	$14,141	0.01%
Pulte Group Inc	9,043	$80,031	0.06%
Ralph Lauren Corporation	3,495	$609,283	0.43%
Rent A Center Inc	2,089	$78,860	0.06%
Scholastic Corp	2,565	$90,493	0.06%
Texas Roadhouse Inc	926	$15,409	0.01%
The Ryland Group Inc	3,118	$60,115	0.04%
Tiffany & Co	5,340	$369,154	0.26%
Viacom Inc Cl B	18,387	$872,647	0.59%
Virgin Media Inc	5,918	$147,832	0.10%
Williams-Sonoma Inc	8,941	$335,109	0.23%
Wolverine World Wide Inc	6,908	$256,839	0.18%
Total Consumer Discretionary		$12,049,804	8.43%

Consumer Staples
B & G Foods Inc Class A	1,181	$26,584	0.02%
Brown-Forman Corp Cl B	926	$77,219	0.05%
Caseys Gen Stores Inc	516	$28,617	0.02%
Coca-Cola Enterprises Inc	3,352	$95,867	0.07%
Conagra Foods Inc	405	$10,635	0.01%
Corn Prods International Inc	62	$3,574	0.00%
Dean Foods Co *	550	$6,661	0.00%
Energizer Holdings Inc *	8,138	$603,677	0.42%
Harris Teeter Supermarkets, Inc	1,634	$65,523	0.05%
Hormel Foods Corp	1,263	$37,284	0.03%
Kroger Co	1,581	$38,308	0.03%
Lancaster Colony Corp	483	$32,100	0.02%
Lorillard Inc	2,209	$286,021	0.20%
McCormick & Co Inc	1,559	$84,856	0.06%
Sysco Corp	1,480	$44,193	0.03%
The Hershey Co	732	$44,894	0.03%
Treehouse Foods Inc *	1,262	$75,089	0.05%
Tyson Foods Inc Cl A	6,814	$130,488	0.09%
Universal Corp	42	$1,957	0.00%
Walgreen Co	21,418	$717,289	0.51%
Total Consumer Staples		$2,410,836	1.69%

See Accompanying Notes to Financial Statements.

III - 2

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Energy
Anadarko Pete Corp	2,384	$186,763	0.13%
Atwood Oceanics Inc *	5,823	$261,394	0.18%
Baker Hughes Inc	5,387	$225,931	0.16%
Chevron Corporation	4,512	$483,732	0.34%
Dresser-Rand Group Inc *	13,585	$630,208	0.44%
Gulfport Energy Corp *	18,130	$527,946	0.37%
Helmerich & Payne Inc	19,502	$1,052,133	0.74%
Lufkin Industries Inc	764	$61,617	0.04%
Noble Energy Inc	7,612	$744,301	0.52%
Occidental Pete Corp	1,369	$130,370	0.09%
Petroleum Development Corp *	1,084	$40,206	0.03%
Schlumberger Ltd	17,540	$1,226,572	0.84%
Sunoco Inc	391	$14,917	0.01%
Tesoro Corp	5,097	$136,803	0.10%
Valero Energy Corp	6,407	$165,108	0.12%
W&T Offshore Inc	5,776	$121,758	0.09%
World Fuel Services Corp	2,271	$93,111	0.07%
Total Energy		$6,102,870	4.27%

Financials
Affiliated Managers Group Inc *	588	$65,744	0.05%
American Capital Strategies Ltd	167	$1,450	0.00%
American Financial Group Inc	25	$965	0.00%
American Tower	18,547	$1,168,832	0.82%
Apollo Investment Corp	156	$1,119	0.00%
Ares Capital Corp	405	$6,622	0.00%
Bancorpsouth Inc	8,509	$114,616	0.08%
Brown & Brown Inc	153	$3,638	0.00%
Capitol Federal Financial Inc	2,737	$32,516	0.02%
Cash America International Inc	1,480	$70,936	0.05%
Citigroup Inc	5,089	$186,003	0.13%
DFC Global Corp *	924	$17,436	0.01%
Discover Financial Services	7,305	$243,549	0.17%
F N B Corp	17,809	$215,133	0.15%
Fidelity National Financial Cl A	1,702	$30,687	0.02%
Fifth Third Bancorp	10,272	$144,270	0.10%
First Midwest Bancorp Inc	112	$1,342	0.00%
First Niagara Financial Group Inc	2,131	$20,969	0.01%
Firstmerit Corp	1	$17	0.00%
Genworth Financial Inc	112	$932	0.00%
Hartford Financial Services Group Inc	27,551	$580,775	0.41%
Huntington Bancshares Inc	5,505	$35,480	0.02%
Iberiabank Corp	167	$8,929	0.01%
Intercontinental Exchange*	824	$113,234	0.08%
Janus Capital Group Inc	1,367	$12,180	0.01%

See Accompanying Notes to Financial Statements.

III - 3

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Knight Capital Group Inc *	2,413	$31,055	0.02%
Leucadia National Corp	23,029	$601,057	0.42%
Metlife Inc	941	$35,146	0.02%
Moodys Corp	1,802	$75,864	0.05%
National Financial Partners Co	2,647	$40,076	0.03%
Ocwen Financial Corp *	154	$2,407	0.00%
Old Republic International Corp	1,573	$16,595	0.01%
PHH Corp *	262	$4,053	0.00%
Privatebancorp Inc	743	$11,271	0.01%
Prosperity Bancshares Inc	984	$45,067	0.03%
RLI Corp	509	$36,465	0.03%
Schwab Charles Corp	85,245	$1,224,971	0.89%
SLM Corp	524	$8,258	0.01%
State Street Corp	1,348	$61,334	0.04%
Stifel Financial Corp *	683	$25,845	0.02%
Suntrust Banks Inc	4,452	$107,605	0.08%
TCF Financial Corp	4,098	$48,725	0.03%
TD Ameritrade Holdings Corp	2,191	$43,250	0.03%
Texas Cap Bancshares Inc *	1,383	$47,879	0.03%
Trustmark Corp	90	$2,248	0.00%
Wells Fargo Company	2,596	$88,627	0.06%
Westamerica Bancorporation	73	$3,504	0.00%
World Acceptance Corp *	573	$35,096	0.02%
Total Financials		$5,673,772	3.97%

Health Care
Acorda Therapeutics Inc *	2,272	$60,322	0.04%
Alere Inc *	172	$4,474	0.00%
Allscripts Healthcare Solution *	60,224	$999,718	0.73%
Amerigroup Corp *	1,966	$132,272	0.09%
Amylin Pharmaceuticals Inc *	1,708	$42,632	0.03%
Auxilium Pharmaceuticals Inc *	210	$3,900	0.00%
Biomarin Pharmaceutical Inc *	5,916	$202,623	0.14%
Brookdale Senior Living Inc	42	$786	0.00%
Bruker Corp *	1,196	$18,311	0.01%
Centene Corp *	939	$45,983	0.03%
Charles River Laboratories International *	931	$33,600	0.02%
Cooper Companies Inc	418	$34,155	0.02%
Cyberonics Inc *	85	$3,241	0.00%
Eli Lilly & Co	3,280	$132,069	0.09%
Express Scripts Inc *	3,805	$206,155	0.14%
Gen-Probe Inc *	1,196	$79,426	0.06%
Gentiva Health Services Inc *	665	$5,812	0.00%
Health Management Association Inc Cl A	6,668	$44,809	0.03%

See Accompanying Notes to Financial Statements.

III - 4

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Hill-Rom Holdings	290	$9,689	0.01%
Hologic Inc *	4,174	$89,950	0.06%
Humana Inc	2,749	$254,228	0.18%
Idexx Labs Inc *	270	$23,612	0.02%
Immunogen Inc *	5,239	$75,389	0.05%
Kindred Healthcare Inc *	21,230	$183,427	0.13%
Laboratory Corp of American Holdings *	1,034	$94,652	0.07%
Lifepoint Hospitals Inc *	2,857	$112,680	0.08%
Magellan Health Services Inc *	825	$40,268	0.03%
Medicines Co *	265	$5,319	0.00%
Myriad Genetics Inc *	132	$3,123	0.00%
Parexel International Corp *	2,170	$58,525	0.04%
Patterson Co	1,705	$56,947	0.04%
Teleflex Inc	443	$27,089	0.02%
Theravance*	1,651	$32,195	0.02%
Thermo Fisher Corp	2,528	$142,529	0.10%
Universal Health Services Inc Cl B	2,700	$113,157	0.08%
Varian Medical Systems Inc *	1,503	$103,647	0.07%
Volcano Corp *	2,001	$56,788	0.04%
Total Health Care		$3,533,502	2.47%

Industrials
ABM Industries Inc	196	$4,763	0.00%
Agco Corp *	9,041	$426,826	0.30%
Aircastle Ltd	39,994	$489,527	0.34%
Alliant Techsystems Inc	10,639	$533,227	0.37%
Beacon Roofing Supply Inc *	132	$3,400	0.00%
Belden Inc	2,500	$94,775	0.07%
Brinks Co	2,325	$55,498	0.04%
Cintas Corp	793	$31,022	0.02%
Clarcor Inc	5,739	$281,728	0.20%
Clean Harbors Inc *	2,343	$157,754	0.11%
Copart Inc *	1,662	$43,328	0.03%
Deluxe Corp	13,905	$325,655	0.23%
Donaldson Inc	6,040	$215,809	0.15%
Emcor Group Inc	789	$21,871	0.02%
Fedex Corp	3,014	$277,167	0.19%
FTI Consulting Inc *	17,701	$664,142	0.46%
Gatx Corp	6,872	$276,942	0.19%
General Cable Corp *	906	$26,346	0.02%
Genesee & Wyo Inc Cl A *	22,245	$1,214,132	0.85%
Graftech International Ltd *	44,893	$536,022	0.38%
Greenbrier Cos Inc	16,102	$318,659	0.22%
Heartland Express Inc	349	$5,047	0.00%

See Accompanying Notes to Financial Statements.

III - 5

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Hexcel Corporation *	5,325	$127,853	0.09%
Idex Corp	182	$7,668	0.01%
II Vi Incorporated *	154	$3,642	0.00%
Iron Mountain Inc	4,385	$126,288	0.09%
Joy Global Inc	10,439	$767,267	0.54%
Kennametal Inc	365	$16,253	0.01%
Kirby Corp *	2,081	$136,909	0.10%
Lincoln Elec Holdings Inc	2,271	$102,990	0.07%
Mastec Inc *	192	$3,473	0.00%
Middleby Corp *	137	$13,862	0.01%
Norfolk Southn Corp	11,506	$757,440	0.53%
Orbital Sciences Corp *	4,149	$54,559	0.04%
Pall Corp	14,408	$859,149	0.60%
Parker-Hannifin Corp	363	$30,692	0.02%
Portfolio Recovery Assocs Inc *	698	$50,061	0.04%
Robbins & Myers Inc	10,421	$542,413	0.38%
Simpson Manufacturing Inc	1,184	$38,184	0.03%
Southwest Airlines Co	154	$1,269	0.00%
Stericycle Inc *	712	$59,552	0.04%
Triumph Group Inc	196	$12,281	0.01%
Union Pacific Corp	11,774	$1,265,470	0.87%
Wabtec	112	$8,441	0.01%
Total Industrials		$10,989,356	7.68%

Information Technology
ACME Packet *	3,776	$103,916	0.07%
Adtran Inc	7,528	$234,798	0.16%
Ansys Inc *	1,103	$71,717	0.05%
Applied Materials Inc	6,957	$86,580	0.06%
Arrow Electronics Inc *	2,944	$123,560	0.09%
Aspen Technology Inc *	601	$12,339	0.01%
Automatic Data Processing Inc	2,568	$141,728	0.10%
Benchmark Electronics Inc *	1,096	$18,073	0.01%
Brightpoint Inc *	21,806	$175,538	0.12%
Cabot Microelectronics Corp *	1,528	$59,409	0.04%
Cadence Design System Inc *	12,326	$145,940	0.10%
Cavium Inc *	30,377	$939,864	0.66%
Cognex Corp	194	$8,218	0.01%
Commvault Systems Inc *	8,587	$426,259	0.30%
Comtech Telecommunications Cor	1,880	$61,250	0.04%
Cree Inc *	754	$23,849	0.02%
Cypress Semiconductor Corp	29,178	$456,052	0.32%
Dell Inc *	62,959	$1,044,805	0.73%
Diebold Inc	321	$12,365	0.01%

See Accompanying Notes to Financial Statements.

III - 6

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Dolby Laboratories Inc Cl A *	2,797	$106,454	0.07%
Electronic Arts Inc *	9,870	$162,707	0.11%
Entegris Inc *	11,686	$109,147	0.08%
Factset Research Systems Inc	1,073	$106,270	0.07%
Global Payments Inc	154	$7,315	0.01%
Google Inc Cl A *	1,924	$1,233,746	0.88%
Hewlett-Packard Co	23,006	$548,233	0.38%
Ingram Micro Inc Cl A *	19,099	$354,477	0.25%
Integrated Device Technology Inc *	11,661	$83,376	0.06%
Ipg Photonics Corp *	8,332	$433,681	0.30%
J2 Global Communicatons Inc	1,369	$39,263	0.03%
Lattice Semiconductor Corp *	4,457	$28,659	0.02%
Lexmark International Inc Cl A	16,362	$543,873	0.38%
Linear Technology Corp	4,315	$145,416	0.10%
Maximus Inc	4,262	$173,336	0.12%
Mentor Graphics Corp *	2,498	$37,120	0.03%
Micrel Inc	98	$1,005	0.00%
MKS Instruments Inc	3,345	$98,778	0.07%
Monster Worldwide Inc *	26,946	$262,724	0.18%
Motorola Solutions Inc	5,174	$262,994	0.18%
Netapp Inc C *	3,282	$146,935	0.10%
Neustar Inc Cl A *	1,509	$56,210	0.04%
Nuance Communications Inc *	25,519	$652,768	0.46%
Nvidia Corp *	5,384	$82,887	0.06%
ON Semiconductor Corp / Semic *	3,703	$33,364	0.02%
Oracle Corp	20,220	$589,615	0.41%
Photronics Inc *	502	$3,338	0.00%
Plantronics Inc	610	$24,559	0.02%
Plexus Corp *	678	$23,723	0.02%
Red Hat Inc *	10,125	$606,386	0.42%
Riverbed Tech Inc *	3,819	$107,238	0.08%
Rofin Sinar Technologies Inc *	139	$3,665	0.00%
Rovi Corporation *	2,390	$77,795	0.05%
Semtech Corp *	838	$23,849	0.02%
Silicon Laboratories Inc *	140	$6,020	0.00%
Solera Holdings Inc	1,229	$56,399	0.04%
Synchronoss Technologies Inc *	595	$18,992	0.01%
Teradyne Inc *	2,750	$46,448	0.03%
TTM Technologies Inc *	2,168	$24,954	0.02%
Valueclick Inc *	544	$10,739	0.01%
Western Union Co	1,299	$22,862	0.02%
Xerox Corp	2,967	$23,959	0.02%
Xilinx Inc	10,323	$376,583	0.26%
Total Information Technology		$11,904,122	8.33%

See Accompanying Notes to Financial Statements.

III - 7

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Materials
Albemarle Corp	154	$9,844	0.01%
Allegheny Technologies Inc	5,656	$232,858	0.16%
Buckeye Technologies Inc	6,107	$207,455	0.15%
Cabot Corp	2,793	$119,205	0.08%
Celanese Corp Ser A	17,787	$821,404	0.57%
Fuller H B Co	2,627	$86,244	0.06%
Huntsman Corp	9,665	$135,407	0.09%
Kronos Worldwide Inc	1,570	$39,156	0.03%
Newmarket Corp	788	$147,671	0.10%
Newmont Mining Corp	23,734	$1,216,842	0.86%
Olin Corp	817	$17,770	0.01%
Polyone Corp	4,043	$58,219	0.04%
RPM Inc	658	$17,233	0.01%
Schweitzer-Mauduit International	114	$7,873	0.01%
Sealed Air Corp	6,164	$119,027	0.08%
Sensient Technologies Corp	665	$25,270	0.02%
Titanium Metals Corp	16,943	$229,747	0.16%
Worthington Industries Inc	6,014	$115,349	0.08%
Total Materials		$3,606,574	2.52%

Telecommunication Services
IDT Corp Cl B	3,838	$35,847	0.03%
Verizon Communications	15,864	$606,481	0.42%
Windstream Cp	41,556	$486,413	0.34%
Total Telecommunication Services		$1,128,741	0.79%

Utilities
AGL Resources Inc	3,202	$125,582	0.09%
American Electric Power Inc	28,487	$1,099,028	0.77%
Consolidated Edison Inc	9,310	$543,890	0.38%
Duke Energy Corp	59,765	$1,255,663	0.88%
Exelon Corp	9,685	$379,749	0.27%
Firstenergy Corp	4,128	$188,196	0.13%
New Jersey Resources Corp	4,907	$218,705	0.15%
Pepco Holdings Inc	31,171	$588,820	0.41%
PNM Resources Inc	2,142	$39,199	0.03%
South Jersey Industries Inc	1,438	$71,958	0.05%
Southern Co	1,995	$89,635	0.06%
Teco Energy Inc	1,259	$22,095	0.02%
Unisource Energy Corp	2,481	$90,730	0.06%
WGL Holdings Inc	1,331	$54,172	0.04%
Total Utilities		$4,767,422	3.34%

Total Common Stocks (United States) (cost - $62,836,321)		$62,166,999	43.49%

See Accompanying Notes to Financial Statements.

III - 8

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Argentina
Financials
Grupo Financiero Galicia S.A. Adr	2,509	$16,133	0.01%
Total Financials		$16,133	0.01%

Australia
Materials
BHP Billiton Ltd Adr	6,056	$438,454	0.31%
Total Materials		$438,454	0.31%

Bermuda
Financials
Alterra Capital Holdings Ltd	4,388	$100,836	0.08%
Arch Capital Group Ltd *	489	$18,210	0.01%
Credicorp Ltd	363	$47,851	0.03%
Renaissancere Holdings Ltd	379	$28,702	0.02%
White Mountains Insurance Group	94	$47,162	0.03%
Total Financials		$242,761	0.17%

Brazil
Financials
Itau Unibanco Holdings S.A.	11,084	$212,702	0.14%
Total Financials		$212,702	0.14%

Materials
Gerdau S.A. Adr	8,328	$80,199	0.06%
Total Materials		$80,199	0.06%

Telecommunication Services
Oi S.A.-Adr	477	$7,584	0.01%
Total Telecommunication Services		$7,584	0.01%

Total Brazil		$300,485	0.21%

See Accompanying Notes to Financial Statements.

III - 9

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

British Virgin Islands
Industrials
UTI Worldwide Inc	3,218	$55,446	0.04%
Total Industrials		$55,446	0.04%

Canada
Energy
Baytex Energy	330	$17,114	0.01%
Canadian Natural	84	$2,787	0.00%
Pengrowth Energy Corp	4,501	$42,309	0.03%
Talisman Energy Inc	5,447	$68,632	0.05%
Total Energy		$130,842	0.09%

Financials
Brookfield Properties Corp	11,403	$198,982	0.13%
Royal Bank of Canada	1,117	$64,842	0.05%
Total Financials		$263,824	0.18%

Health Care
SXC Health Solutions Corp *	436	$32,683	0.02%
Total Health Care		$32,683	0.02%

Information Technology
Research In Motion *	25,249	$371,160	0.26%
Total Information Technology		$371,160	0.26%

Materials
Barrick Gold Corp	4,723	$205,356	0.14%
Endeavour Silver Corp *	39,347	$373,010	0.27%
Potash Corp	4,497	$205,468	0.14%
Silver Standard Resources Inc *	1,105	$16,619	0.01%
Total Materials		$800,453	0.56%

Telecommunication Services
BCE Inc	5,572	$223,214	0.16%
Total Telecommunication Services		$223,214	0.16%

Total Canada		$1,822,176	1.27%

Cayman Islands
Consumer Staples
Fresh Del Monte Produce Inc	573	$13,087	0.01%
Total Consumer Staples		$13,087	0.01%

See Accompanying Notes to Financial Statements.

III - 10

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

France
Energy
Total Sa Adr	3,880	$198,346	0.14%
Total Energy		$198,346	0.14%

Germany
Health Care
Fresenius Med Care Aktiengesel Adr	237	$16,744	0.01%
Total Health Care		$16,744	0.01%

Hong Kong
Energy
Cnooc Ltd Adr	84	$17,160	0.01%
Total Energy		$17,160	0.01%

India
Financials
HDFC Bank Ltd Adr	824	$28,098	0.02%
Icici Bank Ltd Spon Adr	1,511	$52,689	0.04%
Total Financials		$80,787	0.06%

Ireland
Financials
Willis Group Holdings Plc	10,345	$361,868	0.25%
Total Financials		$361,868	0.25%

Health Care
Icon Plc Adr *	251	$5,326	0.00%
Total Health Care		$5,326	0.00%

Information Technology
Seagate Technology	3,715	$100,138	0.07%
Total Information Technology		$100,138	0.07%

Materials
CRH Plc Adr	1,144	$23,463	0.02%
Total Materials		$23,463	0.02%

Total Ireland		$490,795	0.34%

See Accompanying Notes to Financial Statements.

III - 11

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Israel
Information Technology
Radware Ltd *	229	$8,574	0.01%
Total Information Technology		$8,574	0.01%

Japan
Consumer Discretionary
Accordia Golf Co Ltd	6	$4,549	0.00%
Aisin Seiki	11,100	$389,396	0.27%
Arnest One	600	$6,678	0.00%
Asahi	1,600	$28,779	0.02%
Asics	3,000	$33,898	0.02%
Askul Corporation	2,800	$49,181	0.03%
Best Denki*	13,000	$32,014	0.02%
Bridgestone	13,900	$336,604	0.24%
Calsonic Kansei	12,000	$73,155	0.05%
Chofu Seisakusho	300	$6,979	0.00%
Cyber Agent	155	$404,165	0.28%
Daiei*	3,700	$12,015	0.01%
Daihatsu Motor	23,000	$420,920	0.29%
Daiichikosho	3,100	$60,999	0.04%
Don Quijote	800	$29,021	0.02%
Doshisha	300	$8,634	0.01%
Exedy	3,700	$105,367	0.07%
Fcc	1,300	$29,017	0.02%
Fuji	200	$4,452	0.00%
Gunze	6,000	$17,528	0.01%
Heiwa	1,000	$20,063	0.01%
Honda Motor Co	13,100	$497,353	0.40%
Honeys	2,770	$50,961	0.04%
Isuzu Motors	13,000	$76,113	0.05%
Jpn Wool Textile	1,000	$7,786	0.01%
Jupiter Telecom	2	$2,002	0.00%
K'S Holdings	7,300	$235,116	0.16%
Keihin Corp	19,800	$366,182	0.26%
Kinugawa Rubber	7,000	$54,251	0.04%
Kohnan Shoji	400	$6,330	0.00%
Koito Mfg	6,000	$96,985	0.07%
Komeri	100	$2,848	0.00%
Mazda Motor*	156,000	$273,065	0.19%
Nissin Kogyo	3,500	$57,082	0.04%
Pal	450	$16,949	0.01%

See Accompanying Notes to Financial Statements.

III - 12

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Pioneer*	11,900	$60,766	0.04%
Plenus	1,400	$25,300	0.02%
Resorttrust	700	$11,349	0.01%
Right on	800	$7,002	0.00%
Sangetsu	100	$2,640	0.00%
Sanyo Shokai	4,000	$10,816	0.01%
Scroll	300	$1,199	0.00%
Shiroki	1,000	$3,296	0.00%
Showa*	7,800	$64,029	0.04%
Sky Perfect Jsat Hd	8	$3,520	0.00%
Sony	20,800	$427,864	0.30%
Sumitomo Fore	1,200	$10,908	0.01%
Suzuki Motor	1,900	$45,345	0.03%
T-Gaia Corporation	21	$34,807	0.02%
Tachi-S	600	$11,792	0.01%
Takashimaya	4,000	$33,173	0.02%
Tbk	2,000	$13,641	0.01%
Tokai Rika	2,500	$42,825	0.03%
Toyo Tire&Rubber	1,000	$2,789	0.00%
Toyota Boshoku	1,300	$15,317	0.01%
Toyota Industries	3,400	$102,446	0.07%
Ts Tech Co Ltd	4,100	$80,330	0.06%
Unipres	9,600	$296,793	0.21%
United Arrows Ltd	500	$10,472	0.01%
Universal Entertainment Corporation	7,500	$168,040	0.12%
Wacoal Hld	3,000	$35,527	0.02%
Yamada Denki	3,870	$241,532	0.17%
Yoshinoya Holdings	21	$27,151	0.02%
Total Consumer Discretionary		$5,607,106	3.92%

Consumer Staples
Aderans*	200	$2,274	0.00%
Ain Pharmaciez	300	$16,098	0.01%
Arcs	1,300	$24,058	0.02%
Ariake Japan	100	$1,925	0.00%
Asahi	2,700	$59,745	0.04%
Coca Cola Central	300	$3,886	0.00%
House Foods	2,800	$47,829	0.03%
Japan Tobacco	63	$354,405	0.26%
Lion	2,000	$11,444	0.01%
Mitsui Sugar	1,000	$3,332	0.00%
Nichirei	20,000	$93,677	0.07%
Sundrug	200	$6,181	0.00%
Tsuruha Holdings	2,400	$141,240	0.10%
Total Consumer Staples		$766,094	0.54%

See Accompanying Notes to Financial Statements.

III - 13

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Energy
Aoc Holdings	6,000	$35,491	0.02%
Idemitsu Kosan	100	$9,959	0.01%
Inpex Corporation	39	$263,178	0.18%
Japan Petroleum	1,100	$51,191	0.04%
Total Energy		$359,819	0.25%

Financials
77 Bank	8,000	$35,250	0.02%
Acom*	5,710	$127,452	0.09%
Aeon Mall	500	$11,607	0.01%
Aomori Bk	1,000	$3,090	0.00%
Aozora Bank	39,000	$112,522	0.08%
Bank Of Okinawa	100	$4,455	0.00%
Century Tokyo Leasing	500	$10,086	0.01%
Chiba Bk	2,000	$12,748	0.01%
Credit Saison	4,900	$99,080	0.07%
Daiwa Sec Grp Inc	111,000	$438,171	0.31%
Fukuoka Financial Group	3,000	$13,291	0.01%
Gunma Bank	5,000	$26,739	0.02%
Hachijuni Bank	4,000	$23,564	0.02%
Heiwa Real Estat	3,000	$8,148	0.01%
Hitachi Capital	700	$10,411	0.01%
Hokuhoku	8,000	$15,259	0.01%
Hyakujushi Bank	2,000	$9,295	0.01%
Iida Home	600	$5,106	0.00%
Joyo Bank	5,000	$22,876	0.02%
Kagoshima Bank	1,000	$6,374	0.00%
Mitsub Ufj Fin	107,000	$532,174	0.38%
Mitsubishi Estate	29,000	$516,723	0.36%
Mitsubishi Ufj Lease & Finance	1,220	$53,609	0.04%
Mitsui Fudosan	17,000	$324,865	0.23%
Ms&Ad Insurance Group Holdings Inc	8,300	$170,233	0.12%
Nagoya Bank	1,000	$3,585	0.00%
Nanto Bank	2,000	$9,440	0.01%
Nishi Nippon City Bank	10,000	$28,248	0.02%
Nisshin Fudosan	900	$6,769	0.00%
Nomura Real Estate	4,200	$73,974	0.05%
Ntt Urban Development	61	$49,632	0.03%
Resona Holdings	115,400	$530,767	0.37%
Sapporo Hokuyo	4,500	$16,569	0.01%
Sbi Hldg*	2,034	$191,768	0.13%

See Accompanying Notes to Financial Statements.

III - 14

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Shiga Bank	5,000	$29,878	0.02%
Shoei	300	$1,224	0.00%
Sumitomo Mitsui Trust	147,000	$468,483	0.33%
Takara Leben	4,000	$37,616	0.03%
Toho Bk	1,000	$3,416	0.00%
Tokyo Tatemono*	108,000	$436,759	0.31%
Tokyu Land	19,000	$92,893	0.06%
Tsukuba Bk	400	$1,400	0.00%
Yachiyo Bank	100	$2,455	0.00%
Yamagata Bk	1,000	$4,744	0.00%
Yamanashi Chuo Bk	1,000	$4,442	0.00%
Total Financials		$4,587,190	3.21%

Health Care
Dainip Sumit Pharma	10,800	$114,340	0.08%
Eiken Chemical	100	$1,342	0.00%
Kissei Pharm	1,500	$29,353	0.02%
Kyowa Hakko Kirin Co Ltd	40,000	$444,243	0.32%
M3	65	$235,401	0.16%
Medipal Hldg	2,300	$29,764	0.02%
Miraca	800	$31,194	0.02%
Nichii Gakkan	3,700	$49,490	0.03%
Nipro	21,500	$160,139	0.11%
Ono Pharm	1,000	$55,651	0.04%
Terumo	1,800	$85,939	0.06%
Toho Holdings	1,300	$23,069	0.02%
Total Health Care		$1,259,925	0.88%

Industrials
Aida Engineering	200	$1,149	0.00%
Bunka Shutter	1,000	$3,622	0.00%
Chudenko	500	$5,131	0.00%
Ckd	600	$4,744	0.00%
Comsys Holdings	3,800	$41,102	0.03%
Daihen	9,000	$32,377	0.02%
Daikin Industries	300	$8,159	0.01%
Denyo	1,900	$23,533	0.02%
East Jpn Rail 000	200	$12,579	0.01%
Fanuc	3,000	$531,643	0.37%
Fujitec	1,000	$6,591	0.00%
Iwatani Int'L	1,000	$3,332	0.00%
Japan Steel Works	72,000	$492,820	0.34%
Js Group	21,500	$449,790	0.31%

See Accompanying Notes to Financial Statements.

III - 15

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Jtekt	4,600	$55,031	0.04%
Kajima	171,000	$520,199	0.36%
Kamigumi	4,000	$33,077	0.02%
Kandenko	1,000	$4,853	0.00%
Kawasaki Heavy	116,000	$354,284	0.25%
Kawasaki Kisen*	34,000	$74,700	0.05%
Kinden	2,000	$15,428	0.01%
Kitz	700	$3,042	0.00%
Kubota	13,000	$124,762	0.09%
Kurita Water Ind	2,900	$70,997	0.05%
Kyowa Exeo	400	$3,597	0.00%
Maeda	4,000	$17,577	0.01%
Makita	10,500	$420,824	0.29%
Meisei Industrial	2,000	$5,963	0.00%
Meitec	2,300	$46,340	0.03%
Minebea	4,000	$17,432	0.01%
Mitsui Matsushima	73,000	$154,218	0.11%
Miura	400	$10,358	0.01%
Nabtesco	4,500	$92,241	0.06%
Namura Shipbuild	2,100	$9,126	0.01%
Nec Networks	100	$1,427	0.00%
Nippon Road	58,000	$246,458	0.17%
Nippon Yusen	62,000	$194,598	0.14%
Nishi-Nippon Rail	1,000	$4,696	0.00%
Nissin Electric	10,000	$60,480	0.04%
Nitto Elec Works	100	$1,310	0.00%
Noritake	2,000	$6,060	0.00%
Oiles	700	$13,774	0.01%
Organo	4,000	$26,944	0.02%
Oyo	6,600	$79,833	0.06%
Pasco	1,000	$3,839	0.00%
S'Tomo Precision	3,000	$17,746	0.01%
Sanyo Denki	6,000	$36,578	0.03%
Seino Hld	4,000	$28,876	0.02%
Senko	5,000	$20,039	0.01%
Shimizu	43,000	$172,337	0.12%
Sinfonia Tech	14,000	$30,421	0.02%
Smc	2,400	$381,277	0.34%
Sodick	1,100	$6,015	0.00%
Sumikin Bussan	12,000	$32,449	0.02%
Tadano	2,000	$14,414	0.01%
Taikisha	500	$10,249	0.01%
Taisei	18,000	$46,935	0.03%
Toa Road Corp	7,000	$21,041	0.01%

See Accompanying Notes to Financial Statements.

III - 16

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Tocalo	700	$13,858	0.01%
Toda	15,000	$50,340	0.04%
Tokyu	7,000	$33,210	0.02%
Uchida Yoko	14,000	$44,448	0.03%
West Jpn Rail	1,200	$48,167	0.03%
Yamato Hldg	3,800	$58,672	0.04%
Yokogawa Bridge Holdings Corp	2,000	$13,907	0.01%
Yuken Kogyo	1,000	$2,161	0.00%
Yusen Logistics	200	$3,136	0.00%
Total Industrials		$5,376,316	3.76%

Information Technology
Advantest	8,800	$138,527	0.10%
Arisawa Manufacturing*	700	$2,805	0.00%
Azbil Corporation	600	$13,255	0.01%
Canon	8,700	$410,647	0.29%
Cmk*	3,000	$16,659	0.01%
Daiwabo Hd	3,000	$6,700	0.00%
Dena	1,300	$35,985	0.03%
Dts Corporation	100	$1,304	0.00%
Fuji Soft	600	$11,480	0.01%
Gmo Payment Gateway	1	$4,098	0.00%
Hitachi Kokusai Elec	1,000	$9,163	0.01%
Hokuriku Elec Ind	2,000	$2,897	0.00%
Hoshiden	9,000	$65,622	0.05%
Innotech	500	$3,573	0.00%
Kaga Electronics	400	$4,191	0.00%
Konica Minolta Hdgs	38,500	$336,025	0.24%
Macnica Inc	200	$4,841	0.00%
Mti	8	$11,357	0.01%
Murata Manufacturing	9,000	$532,911	0.37%
Net One Systems	40,700	$495,745	0.35%
Nichicon	2,400	$28,885	0.02%
Nihon Dempa Kogyo	1,900	$28,602	0.02%
Nihon Unisys	1,900	$13,303	0.01%
Nippon Ceramic	400	$6,799	0.00%
Nippon Chemi-Con*	11,000	$43,821	0.03%
Ntt Data	7	$24,582	0.02%
Omron	800	$17,190	0.01%
Oracle	1,100	$41,762	0.03%
Panasonic Electric Works Sunx	100	$512	0.00%
Ryosan	100	$2,009	0.00%
Ryoyo Electro	100	$1,138	0.00%
Sansin Electrics	2,100	$17,670	0.01%

See Accompanying Notes to Financial Statements.

III - 17

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Seiko Epson	5,700	$79,819	0.06%
Shimadzu	2,000	$18,035	0.01%
Smk	1,000	$3,465	0.00%
So-Net Entertainment	3	$10,991	0.01%
Square Enix Holdings Co Ltd	1,300	$27,275	0.02%
Sumco*	28,500	$346,455	0.24%
Sumida Corp	1,600	$9,831	0.01%
Tamura	1,000	$2,764	0.00%
Tdk	9,300	$526,537	0.37%
Tokyo Electron	5,600	$320,097	0.22%
Topcon	400	$2,656	0.00%
Toyo	100	$1,086	0.00%
Uniden*	1,000	$4,008	0.00%
Wellnet	1	$856	0.00%
Yahoo Jpn	78	$25,216	0.02%
Total Information Technology		$3,713,149	2.59%

Materials
Chugoku Paints	1,000	$6,120	0.00%
Daiken	1,000	$3,453	0.00%
Dainichiseika	1,000	$4,684	0.00%
Daio Paper	5,000	$29,817	0.02%
Dic	15,000	$30,240	0.02%
Fp	200	$12,579	0.01%
Godo Steel	1,000	$2,559	0.00%
Hitachi Metals	1,000	$12,410	0.01%
Hodogaya Chemical	2,000	$6,615	0.00%
Hokuetsu Kishu Paper	21,500	$143,009	0.10%
Jsp	700	$10,436	0.01%
Krosaki Harima	3,000	$9,670	0.01%
Kureha	6,000	$28,828	0.02%
Lintec	1,100	$22,282	0.02%
M'Bishi Steel Mfg	2,000	$6,833	0.00%
Maruichi Steel	100	$2,332	0.00%
Mbishi Materials	29,000	$91,722	0.06%
Mitsubishi Chem Hldg	13,500	$72,033	0.05%
Mitsui Chemicals	105,000	$318,153	0.23%
Neturen	1,300	$11,974	0.01%
Nippon Denko	6,000	$29,335	0.02%
Nippon Kasei Chem	3,000	$5,143	0.00%
Nippon Paper	1,900	$39,520	0.03%
Nippon Soda	6,000	$27,451	0.02%
Nippon Yakin*	64,000	$110,481	0.08%
Nissan Chem Ind	1,300	$12,194	0.01%

See Accompanying Notes to Financial Statements.

III - 18

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Nof	1,000	$4,865	0.00%
Npn Carbide Ind	9,000	$13,798	0.01%
Npn Chemical Ind	3,000	$5,143	0.00%
Npn Pillar Pkg	2,000	$17,335	0.01%
Npn Synth Chem	1,000	$6,145	0.00%
Ohara	100	$1,158	0.00%
Oji Paper Jpy Ord	17,000	$82,088	0.06%
Okura Industrial	1,000	$3,066	0.00%
Pacific Metals*	36,000	$197,302	0.14%
S'Tomo Metal Mng Co	20,000	$280,791	0.20%
S'Tomo Osaka Ceme	13,000	$37,821	0.03%
Sanyo Sp Steel	3,000	$16,261	0.01%
Shinagawa Refrac	4,000	$10,865	0.01%
Stella Chemifa	1,100	$26,319	0.02%
Sumitomo Bakelite	54,000	$284,219	0.20%
Tokyo Ohka Kogyo	600	$13,595	0.01%
Toyo Seikan	5,700	$81,677	0.06%
Yodogawa Steel	2,000	$8,716	0.01%
Total Materials		$2,141,037	1.50%

Telecommunication Services
Kddi	15	$97,057	0.07%
Nippon T & T Adr	9,394	$212,492	0.14%
Softbank Corp*	6,100	$180,193	0.13%
Total Telecommunication Services		$489,742	0.34%

Utilities
Hokuriku Electric	9,400	$169,759	0.12%
Jpower	4,800	$130,028	0.09%
Okinawa Electric	200	$8,257	0.01%
Osaka Gas	20,000	$80,157	0.06%
Shikoku Electric	1,200	$33,796	0.02%
Toho Gas	11,000	$64,802	0.05%
Total Utilities		$486,799	0.35%

Total Japan		$24,787,177	17.34%

Jersey
Health Care
Shire Limited Plc Adr	6,381	$604,600	0.43%
Total Health Care		$604,600	0.43%

See Accompanying Notes to Financial Statements.

III - 19

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Materials
Randgold Resources Ltd	2,011	$176,928	0.12%
Total Materials		$176,928	0.12%

Total Jersey		$781,528	0.55%

Luxembourg
Materials
Ternium Sa Adr	4,288	$101,540	0.07%
Total Materials		$101,540	0.07%

Mexico
Consumer Discretionary
Grupo Televisa Sa Adr	8,821	$185,947	0.13%
Total Consumer Discretionary		$185,947	0.13%

Consumer Staples
Coca Cola Femsa Sab De Cv Adr	331	$35,056	0.02%
Total Consumer Staples		$35,056	0.02%

Total Mexico		$221,003	0.15%

Netherlands
Energy
Royal Dutch Shell Plc Adr	5,322	$373,232	0.26%
Total Energy		$373,232	0.26%

Financials
ING Groep N V Adr	44,996	$374,367	0.26%
Total Financials		$374,367	0.26%

Industrials
Aercap Holdings *	13,819	$153,529	0.11%
Chicago Bridge & Iron Co	1,528	$65,994	0.05%
Total Industrials		$219,523	0.16%

Total Netherlands		$967,122	0.68%

Norway
Energy
Statoil Asa	5,829	$158,024	0.11%
Total Energy		$158,024	0.11%

See Accompanying Notes to Financial Statements.

III - 20

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

People's Republic Of China
Energy
China Petroleum & Chemical Adr	1,356	$147,424	0.11%
Petrochina Co Ltd Adr	128	$17,988	0.01%
Total Energy		$165,412	0.12%

Peru
Materials
Compania De Minas Buenaventura Adr	8,541	$344,288	0.24%
Total Materials		$344,288	0.24%

Philippines
Telecommunication Services
Philippine Long Distance Sp Adr	365	$22,699	0.02%
Total Telecommunication Services		$22,699	0.02%

Russian Federation
Telecommunication Services
Mobile Telesystems Sp Adr	9,648	$176,944	0.12%
Total Telecommunication Services		$176,944	0.12%

Singapore
Information Technology
Flextronics International Ltd *	4,239	$30,606	0.02%
Total Information Technology		$30,606	0.02%

South Africa
Energy
Sasol Ltd Adr	3,596	$174,909	0.12%
Total Energy		$174,909	0.12%

Materials
Anglogold Ashanti Limited Adr	25,837	$953,902	0.67%
Gold Fields Ltd Adr	88,409	$1,228,885	0.86%
Total Materials		$2,182,787	1.53%

Total South Africa		$2,357,696	1.65%

South Korea
Financials
KB Financial Group Adr	572	$20,992	0.01%
Total Financials		$20,992	0.01%

See Accompanying Notes to Financial Statements.

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The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Materials
Posco Spons Adr	2,052	$171,752	0.12%
Total Materials		$171,752	0.12%

Utilities
Korea Electric Power Corp	16,483	$160,380	0.12%
Total Utilities		$160,380	0.12%

Total South Korea		$353,124	0.25%

Spain
Financials
Banco Bilbao Vizcaya Argentari Adr	8,183	$65,382	0.05%
Total Financials		$65,382	0.05%

Switzerland
Financials
Ace Limited	2,556	$187,099	0.13%
Total Financials		$187,099	0.13%

Taiwan, Republic Of China
Telecommunication Services
Chunghwa Telecom Co Ltd Adr	1,394	$42,879	0.03%
Total Telecommunication Services		$42,879	0.03%

United Kingdom
Energy
BP Amoco Plc Adr	3,500	$157,500	0.11%
Total Energy		$157,500	0.11%

Financials
Barclays Plc Adr	8,995	$136,274	0.10%
HSBC Holdings Plc Adr	7,366	$326,977	0.23%
Total Financials		$463,251	0.33%

Materials
Rio Tinto Plc Adr	852	$47,363	0.03%
Total Materials		$47,363	0.03%

Total United Kingdom		$668,114	0.47%

Total Common Stocks (Non-United States) (cost - $35,291,355)		$35,131,585	24.59%

See Accompanying Notes to Financial Statements.

III - 22

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

United States Government Securities**

Maturity				% of Net
Face	Maturity		Value	Asset
Value	Date	Description	($)	Value
$5,750,000	06/28/2012	U.S. Treasury Bills
(cost, including accrued interest, - $5,748,946)			$5,748,946	4.02%

Total investment securities (cost - $103,876,622)			$103,047,530	72.10%

FUTURES CONTRACTS PURCHASED

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

Agriculture
	KC Hard Red Winter
	Wheat	May-12	KCBOT	95	$36,750	0.03%
	Soybeans	May-12	CBOT	137	$311,438	0.21%
	Soybean Oil	May-12	CBOT	155	$39,516	0.03%
	Lean Hogs	Jun-12	CME	5	$(3,990)	0.00%
	Sugar #11	Apr-12	NYCSCE	287	$(138,600)	(0.10)%
Total agriculture					$245,114	0.17%

Energy
	Heating Oil	Apr-12	NYMEX	24	$(105,739)	(0.07)%
	London Brent Crude	Apr-12	IPE	60	$(39,050)	(0.03)%
	NY Gasoline RBOB	Apr-12	NYMEX	94	$(154,489)	(0.11)%
	London Gas Oil	May-12	IPE	115	$(164,550)	(0.11)%
Total energy					$(463,828)	(0.32)%

See Accompanying Notes to Financial Statements.

III - 23

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Long term interest rates
10 Year Japanese Government Bond	Jun-12	TOKYO	3	$1,086	0.00%
Long Gilt	Jun-12	LIFFE	13	$6,767	0.00%
Australian 10 Year 6% Bond	Jun-12	SFE	115	$9,873	0.01%
Canadian 10-Year Govt Bond	Jun-12	ME	132	$(86,923)	(0.06)%
US Bond	Jun-12	CBOT	159	$(258,875)	(0.18)%
10 Year Treasury Notes	Jun-12	CBOT	201	$(144,719)	(0.10)%
Euro-Bund (Long Term Interest Rate)	Jun-12	EUREX	236	$498,751	0.35%
Euro-BOBL (Medium Term Interest Rate)	Jun-12	EUREX	547	$301,163	0.21%
Total long term interest rates				$327,123	0.23%

Metals
Synthetic Nickel	Jun-12	LME	3	$(25,588)	(0.02)%
High Grade Copper	May-12	NYMEX	13	$625	0.00%
Synthetic Aluminum	Jun-12	LME	17	$(40,672)	(0.03)%
Synthetic Copper	Jun-12	LME	25	$(19,538)	(0.01)%
Synthetic Zinc	Jun-12	LME	60	$(101,763)	(0.07)%
Gold	Jun-12	NYMEX	8	$(10,140)	(0.01)%
Total metals				$(197,076)	(0.14)%

Short term interest rates
Short Sterling	Jun-13	LIFFE	556	$120,869	0.08%
Euro-Schatz Future (Short Term Interest Rate)	Jun-12	EUREX	651	$12,043	0.01%
Euribor (3 Month Interest Rate)	Jun-13	LIFFE	1,640	$381,822	0.27%
Total short term interest rates				$514,734	0.36%

See Accompanying Notes to Financial Statements.

III - 24

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Stock indices
S&P Canada 60 Index Futures	Jun-12	ME	6	$(882)	0.00%
SPI200 Index	Jun-12	SFE	9	$(3,652)	0.00%
Hang Seng Index	Apr-12	HKFE	11	$(18,290)	(0.01)%
FT-SE Index	Jun-12	LIFFE	18	$(26,502)	(0.02)%
German Stock Index (Euro)	Jun-12	EUREX	33	$(136,904)	(0.10)%
Amsterdam Exchange Index Future	Apr-12	ENXTAM	53	$(81,572)	(0.06)%
CAC 40 Stock Index	Apr-12	EURONXT	88	$(121,000)	(0.08)%
Osaka Nikkei	Jun-12	OSE	99	$107,681	0.08%
SIMEX MSCI Taiwan Index	Apr-12	SGX	137	$(31,160)	(0.02)%
OMX Stock Index Futures	Apr-12	OMG	179	$(63,815)	(0.04)%
DJ Euro Stoxx 50 - Eurex	Jun-12	EUREX	320	$(194,747)	(0.14)%
Mini SP 500 Index	Jun-12	CME	362	$159,495	0.10%
NASDAQ 100 E-MINI Index	Jun-12	CME	533	$709,852	0.50%
Total stock indices				$298,504	0.21%

Net unrealized gain on futures contracts purchased				$724,571	0.51%

FUTURES CONTRACTS SOLD

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

Agriculture
	Wheat	May-12	CBOT	(136)	$(116,300)	(0.08)%
	Corn	May-12	CBOT	(42)	$(10,275)	(0.01)%
	Soybean Meal	May-12	CBOT	(32)	$(35,470)	(0.02)%
	Live Cattle	Jun-12	CME	(109)	$228,620	0.16%
	Coffee	May-12	NYCSCE	(148)	$722,644	0.50%
	Cotton	May-12	NYCE	(89)	$(148,330)	(0.10)%
Total agriculture					$640,889	0.45%

See Accompanying Notes to Financial Statements.

III - 25

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Energy
Natural Gas	Apr-12	NYMEX	(382)	$927,580	0.65%
Crude Oil	Apr-12	NYMEX	(24)	$20,910	0.01%
Total energy				$948,490	0.66%

Long term interest rates
Australian 3 Year 6%
Treasury Bond	Jun-12	SFE	(411)	$(316,610)	(0.22)%
5 Year Treasury Notes	Jun-12	CBOT	(170)	$(102,633)	(0.07)%
Total long term interest rates				$(419,243)	(0.29)%

Metals
Synthetic Zinc	Jun-12	LME	(77)	$33,392	0.02%
Synthetic Aluminum	Jun-12	LME	(76)	$142,400	0.10%
Synthetic Nickel	Jun-12	LME	(53)	$190,588	0.13%
Synthetic Copper	Jun-12	LME	(11)	$(13,202)	(0.01)%
Silver	May-12	NYMEX	(11)	$(20,320)	(0.01)%
Total metals				$332,858	0.23%

Short term interest rates
Australian Bank Bills	Sep-12	SFE	(398)	$(231,744)	(0.16)%
Canadian Bank Bill	Jun-12	ME	(113)	$2,807	0.00%
Eurodollar	Sep-14	CME	(23)	$(4,888)	0.00%
Total short term interest rates				$(233,825)	(0.16)%

Stock indices
IBEX35 Stock Index (Euro)	Apr-12	MEFFM	(55)	$159,984	0.11%
Total stock indices				$159,984	0.11%

Net unrealized gain on futures contracts sold				$1,429,153	1.00%

Net unrealized gain on futures contracts				$2,153,724	1.51%

See Accompanying Notes to Financial Statements.

III - 26

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

LONG FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	06/20/2012	25,361,687	Australian Dollar	$(678,370)	(0.47)%
RBS	06/20/2012	23,834,346	British Pound	$386,532	0.27%
RBS	06/20/2012	40,009,511	Canadian Dollar	$(146,457)	(0.10)%
RBS	06/20/2012	20,815,191	Euro	$288,448	0.20%
RBS	06/20/2012	2,077,822,369	Japanese Yen	$(224,516)	(0.16)%
RBS	06/20/2012	240,469,779	Mexican Peso	$(37,320)	(0.03)%
RBS	06/20/2012	29,476,930	New Zealand Dollar	$(43,004)	(0.03)%
RBS	06/20/2012	88,463,444	Norwegian Krone	$(181,725)	(0.13)%
RBS	06/20/2012	34,017,340	Singapore Dollar	$305,457	0.21%
RBS	06/20/2012	38,752,038	South African Rand	$(42,136)	(0.03)%
RBS	06/20/2012	68,487,563	Swedish Krona	$143,119	0.10%
RBS	06/20/2012	6,233,116	Swiss Franc	$79,605	0.06%
Net unrealized loss on long forward currency contracts				$(150,367)	(0.11)%

SHORT FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	06/20/2012	11,053,659	Australian Dollar	$154,151	0.11%
RBS	06/20/2012	16,364,965	British Pound	$(417,305)	(0.29)%
RBS	06/20/2012	19,602,949	Canadian Dollar	$12,989	0.01%
RBS	06/20/2012	23,766,512	Euro	$(339,376)	(0.24)%
RBS	06/20/2012	5,351,350,464	Japanese Yen	$685,465	0.49%
RBS	06/20/2012	74,265,838	Mexican Peso	$31,381	0.02%
RBS	06/20/2012	17,607,415	New Zealand Dollar	$(54,053)	(0.04)%
RBS	06/20/2012	63,510,363	Norwegian Krone	$(54,798)	(0.04)%
RBS	06/20/2012	15,102,546	Singapore Dollar	$(27,000)	(0.02)%
RBS	06/20/2012	52,068,398	South African Rand	$5,582	0.00%
RBS	06/20/2012	34,134,805	Swedish Krona	$(120,377)	(0.08)%
RBS	06/20/2012	11,056,731	Swiss Franc	$(131,702)	(0.09)%
Net unrealized loss on short forward currency contracts				$(255,043)	(0.17)%

Net unrealized loss on forward currency contracts				$(405,410)	(0.28)%

See Accompanying Notes to Financial Statements.

III - 27

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

INVESTMENT SECURITIES SOLD SHORT

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Abercrombie & Fitch Co Cl A	1,620	$80,368	0.06%
Aeropostale ***	35,295	$763,078	0.53%
American Eagle Outfitters Inc	45,420	$780,770	0.55%
Ascena Retail Group Inc ***	2,274	$100,784	0.07%
Autoliv Inc	573	$38,420	0.03%
Bed Bath Beyond Inc ***	1,592	$104,706	0.07%
Belo Corp	368	$2,639	0.00%
Best Buy Inc	4,659	$110,325	0.08%
Brown Shoe Inc	695	$6,415	0.00%
Buffalo Wild Wings Inc ***	489	$44,347	0.03%
Cablevision Systems Corp	6,341	$93,086	0.07%
Capella Education Co ***	778	$27,969	0.02%
Career Education Corp ***	7,446	$60,015	0.04%
CBS Corp Cl B	11,090	$376,062	0.26%
Collective Brands Inc ***	2,777	$54,596	0.04%
CTC Media Inc	8,387	$97,541	0.07%
Dick's Sporting Goods	199	$9,568	0.01%
Discovery Holdings Co ***	13,680	$692,208	0.48%
DSW Inc Cl A	2,529	$138,513	0.10%
Fuel Systems Solutions Inc ***	3,944	$103,175	0.07%
G-III Apparel Group Ltd ***	5,599	$159,124	0.11%
Gap Inc	34,454	$900,628	0.63%
Gaylord Entertainment Co ***	210	$6,468	0.00%
Harman International Industrie	2,386	$111,689	0.08%
Hasbro Inc	2,211	$81,188	0.06%
Home Depot Inc	8,276	$416,366	0.29%
International Game Technology	4,639	$77,889	0.05%
Jarden Corp	21,228	$854,002	0.60%
Jos A Bank Clothiers Inc ***	4,446	$224,123	0.16%
Krispy Kreme Doughnuts Inc ***	15,073	$110,033	0.08%
Liberty Global Inc Cl-A ***	1,690	$84,635	0.06%
Liberty Interactive Corp ***	1,458	$27,833	0.02%
Lowes Companies Inc	30,093	$944,318	0.66%
Maidenform Brands Inc ***	1,480	$33,315	0.02%
Mattel Inc	14,951	$503,251	0.35%
National Cinemedia Inc	3,742	$57,253	0.04%

See Accompanying Notes to Financial Statements.

III - 28

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Netflix Inc ***	87	$10,008	0.01%
Omnicom Group Inc	6,223	$315,195	0.22%
P.F. Chang'S China Bistro Inc	1,164	$46,001	0.03%
Pier 1 Imports Inc	573	$10,417	0.01%
Priceline Inc ***	1,309	$939,208	0.66%
Ruby Tuesday Inc	355	$3,241	0.00%
Scientific Games Corp Cl A ***	3,760	$43,842	0.03%
Shutterfly Inc ***	5,201	$162,947	0.11%
Skechers U S A Inc Cl A ***	359	$4,566	0.00%
Sothebys Cl A	8,196	$322,431	0.23%
Starbucks Corp	16,558	$925,427	0.65%
Target Corp	16,313	$950,559	0.68%
Tempur-Pedic International	579	$48,885	0.03%
Time Warner Cable Inc	1,721	$140,262	0.10%
TJX Cos Inc	321	$12,747	0.01%
True Religion Apparel Inc ***	768	$21,043	0.01%
Urban Outfitters Inc ***	10,154	$295,583	0.21%
Vail Resorts Inc	1,383	$59,815	0.04%
Walt Disney Company	14,169	$620,319	0.43%
Whirlpool Corp	7,868	$604,734	0.42%
WMS Industries Inc ***	1,708	$40,531	0.03%
Wynn Resorts Ltd	2,319	$289,597	0.20%
Yum Brands Inc	686	$48,829	0.03%
Total Consumer Discretionary		$14,192,887	9.93%

Consumer Staples
Andersons Inc	517	$25,173	0.02%
Bunge Ltd	11,861	$811,767	0.57%
Coca Cola Co	12,863	$951,991	0.66%
Colgate Palmolive Co	3,900	$381,342	0.27%
Constellation Brands Inc Cl A ***	7,626	$179,897	0.13%
Costco Wholesale Corp	3,763	$341,680	0.24%
Darling International Inc ***	2,865	$49,908	0.03%
Total Consumer Staples		$2,741,758	1.92%

Energy
Alpha Natural Resources Inc A ***	3,963	$60,277	0.04%
Barrett Bill Corp ***	4,781	$124,354	0.09%
Basic Energy Services Inc ***	12,857	$223,069	0.16%
Carrizo Oil & Gas Inc ***	2,390	$67,541	0.05%
Cheniere Energy Inc ***	16,243	$243,320	0.17%
Chesapeake Energy Corp	2,330	$53,986	0.04%
Comstock Resources Inc ***	39,556	$626,171	0.43%
Consol Energy Inc	5,810	$198,121	0.14%

See Accompanying Notes to Financial Statements.

III - 29

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Devon Energy Corp	5,663	$402,753	0.28%
Georesources Inc ***	1,103	$36,112	0.03%
Gulfmark Offshore Inc ***	1,202	$55,244	0.04%
Halliburton Co	10,170	$337,542	0.24%
Ion Geophysical Corpcom Stk ***	765	$4,934	0.00%
Key Energy Services Inc ***	3,463	$53,503	0.04%
Newfield Exploration Co ***	334	$11,583	0.01%
Oceaneering International Inc	517	$27,861	0.02%
Oil Sts International Inc ***	157	$12,255	0.01%
Pioneer Drilling Co ***	1,732	$15,242	0.01%
Pioneer Natural Resources Comp	1,285	$143,393	0.10%
Rosetta Resources Inc ***	1,248	$60,852	0.04%
SM Energy Co	2,417	$171,051	0.12%
Southwestern Energy Co ***	8,566	$262,120	0.18%
Stone Energy Corp ***	1,236	$35,337	0.02%
Swift Energy Co ***	3,715	$107,846	0.08%
Unit Corp ***	582	$24,886	0.02%
Williams Companies Inc	18,709	$576,424	0.40%
Total Energy		$3,935,777	2.76%

Financials
Allstate Corp	22,836	$751,761	0.53%
American Equity Investment Life Holdings Co	8,314	$106,170	0.07%
American Express Co	666	$38,535	0.03%
American International Group Inc ***	29,857	$920,491	0.64%
Associated Banc Corp	6,261	$87,404	0.06%
Astoria Financial Corp	1,512	$14,908	0.01%
Bank New York Mellon Corp	29,538	$712,752	0.50%
Capital One Financial Corp	7,115	$396,590	0.28%
City National Corp CA	2,502	$131,280	0.09%
CME Group Inc	112	$32,405	0.02%
CNO Financial Group Inc ***	1,757	$13,669	0.01%
Comerica Inc	3,783	$122,418	0.09%
Corelogic	8,524	$139,112	0.10%
Ezcorp Inc ***	908	$29,469	0.02%
Forest City Enterprises Inc Cl A	5,371	$84,110	0.06%
Fulton Financial Corp Pa	848	$8,904	0.01%
Greenhill	475	$20,729	0.01%
Interactive Brokers Group Inc	4,940	$83,980	0.06%
JP Morgan Chase & Co	20,599	$947,142	0.67%
Keycorp	3,204	$27,234	0.02%
Lincoln National Corp	5,621	$148,170	0.10%
Loews Corp	1,355	$54,024	0.04%
Markel Corp ***	70	$31,426	0.02%

See Accompanying Notes to Financial Statements.

III - 30

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

New York Community Bancorp	24,255	$337,391	0.24%
Northern Trust Corp	18,798	$891,965	0.62%
PNC Financial Services Group	5,894	$380,104	0.27%
Principal Financial Group Inc	11,032	$325,554	0.23%
Protective Life Corp	2,114	$62,617	0.04%
Stancorp Financial Group Inc	119	$4,872	0.00%
T Rowe Price Group Inc	3,645	$238,019	0.17%
TFS Financial Group	738	$7,011	0.00%
The Hanover Insurance Group Inc	702	$28,866	0.02%
Waddell & Reed Financial Inc Cl A	5,644	$182,922	0.13%
Washington Federal Inc	1,037	$17,453	0.01%
Wintrust Financial Corp	509	$18,217	0.01%
Total Financials		$7,397,674	5.18%

Health Care
Alexion Pharmaceuticals Inc ***	1,304	$121,089	0.08%
Align Technology Inc ***	126	$3,471	0.00%
Amedisys Inc ***	38,970	$563,506	0.39%
Bio-Rad Laboratories Inc Cl A ***	331	$34,321	0.02%
Cepheid Inc ***	2,117	$88,554	0.06%
Chemed Corp	2,176	$136,392	0.10%
Cigna Corporation	237	$11,672	0.01%
Community Health Systems Inc ***	3,530	$78,507	0.05%
Dexcom Inc ***	582	$6,070	0.00%
Enzon Pharmaceuticals Inc ***	328	$2,244	0.00%
Forest Laboratories Inc ***	5,907	$204,914	0.14%
Healthsouth Corp ***	110	$2,253	0.00%
Hospira Inc ***	1,480	$55,337	0.04%
Integra Lifesciences Holdings Co ***	23,980	$831,866	0.58%
Isis Pharmaceuticals ***	755	$6,621	0.00%
Medicis Pharmaceutical Corp Cl A	4,375	$164,456	0.12%
Momenta Pharmaceuticals Inc ***	927	$14,202	0.01%
Nxstage Medical Inc ***	2,241	$43,184	0.03%
Par Pharmaceutical Companies Inc ***	335	$12,975	0.01%
Perkinelmer Inc	1,592	$44,035	0.03%
Quest Diagnostics Inc	1,313	$80,290	0.06%
Resmed Inc ***	1,415	$43,738	0.03%
Salix Pharmaceuticals ***	1,494	$78,435	0.05%
Steris Corp	237	$7,494	0.01%
Thoratec Corp ***	113	$3,809	0.00%
Vertex Pharmaceuticals Inc ***	3,811	$156,289	0.11%
Watson Pharmaceuticals Inc ***	1,173	$78,661	0.06%
Wellpoint Inc	12,543	$925,673	0.66%
Wright Medical Group Inc ***	4,154	$80,255	0.06%
Total Health Care		$3,880,313	2.71%

See Accompanying Notes to Financial Statements.

III - 31

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Industrials
AAR Corp	4,296	$78,402	0.05%
Actuant Corp	6,118	$177,361	0.12%
Aegion Corporation ***	1,772	$31,595	0.02%
Aerovironment Inc ***	601	$16,113	0.01%
Alaska Air Group Inc ***	2,725	$97,610	0.07%
Allegiant Travel Co ***	503	$27,414	0.02%
Applied Industrial Technologies Inc	126	$5,182	0.00%
Arkansas Best Corp	167	$3,141	0.00%
Armstrong World Industries Inc ***	3,317	$161,770	0.11%
Avis Budget Group ***	5,061	$71,613	0.05%
Chart Industries Inc ***	9,535	$699,202	0.49%
Corporate Executive Brd Co	279	$12,000	0.01%
Corrections Corp of America ***	6,554	$178,990	0.13%
CSX Corp	11,527	$248,061	0.17%
Danaher Corp	8,174	$457,744	0.32%
Delta Airlines Inc ***	34,597	$343,029	0.24%
Enersys ***	6,572	$227,720	0.16%
Esterline Technologies Corp ***	819	$58,526	0.04%
Fluor Corp	3,366	$202,095	0.14%
Gardner Denver Inc	3,913	$246,597	0.17%
Geo Group Inc ***	5,298	$100,715	0.07%
Geoeye Inc ***	3,412	$82,127	0.06%
Harsco Corp	1,866	$43,776	0.03%
Herman Miller Inc	84	$1,929	0.00%
HNI Corp	439	$12,182	0.01%
Hubbell Inc Cl B	167	$13,123	0.01%
Hunt J B Trans Svcs Inc	649	$35,286	0.02%
IHS Inc ***	81	$7,586	0.01%
Kaydon Corp	379	$9,668	0.01%
KBR Inc	1,141	$40,563	0.03%
Korn / Ferry International ***	1,215	$20,351	0.01%
Landstar Systems Inc	4,989	$287,965	0.20%
Lindsay Corp	309	$20,477	0.01%
Manpower Inc	614	$29,085	0.02%
Meritor Inc ***	4,864	$39,252	0.03%
MSC Industrial Direct Inc Cl A	288	$23,985	0.02%
Nordson Corp	5,697	$310,543	0.22%
Old Dominion Freight Line Inc ***	84	$4,004	0.00%
Paccar Inc	5,951	$278,685	0.19%
Pentair Inc	15,149	$721,244	0.53%
Roper Industries Inc	897	$88,947	0.06%

See Accompanying Notes to Financial Statements.

III - 32

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

SPX Corp	1,638	$126,994	0.09%
Steelcase Inc Cl A	12,231	$117,418	0.08%
Sykes Enterprises Inc ***	937	$14,805	0.01%
Tetra Tech Inc ***	4,714	$124,261	0.09%
Textron Inc	5,946	$165,477	0.12%
Toro Co	321	$22,826	0.02%
Tutor Perini Corp ***	4,677	$72,868	0.05%
United Continental Holdings Inc ***	10,489	$225,514	0.16%
United Stationers Inc	908	$28,175	0.02%
URS Corp	614	$26,107	0.02%
US Airways Group ***	30,246	$229,567	0.16%
Wabash National Corp	7,488	$77,501	0.05%
Watts Water Technologies Inc Cl A	801	$32,641	0.02%
Total Industrials		$6,779,812	4.75%

Information Technology
Acxiom Corp	1,310	$19,231	0.01%
Adobe Systems Inc ***	1,178	$40,417	0.03%
Advanced Energy Industries Inc ***	4,719	$61,913	0.04%
Amphenol Corporation Cl A	15,472	$924,761	0.65%
Analog Devices Inc	948	$38,299	0.03%
Atmel Corp ***	7,176	$70,791	0.05%
Autodesk Inc ***	22,008	$931,379	0.65%
CA Inc	4,048	$111,563	0.08%
Ciena Corp ***	4,337	$70,216	0.05%
Compuware Corp ***	9,168	$84,254	0.06%
Concur Technologies Inc ***	1,061	$60,880	0.04%
Convergys Corp ***	3,817	$50,957	0.04%
Corning Inc	8,747	$123,158	0.09%
Costar Group Inc ***	1,291	$89,144	0.06%
Digital River Inc ***	2,737	$51,209	0.04%
Diodes Inc ***	433	$10,037	0.01%
Earthlink Inc	5,136	$41,037	0.03%
Emc Corp Mass ***	30,808	$920,543	0.64%
Equinix Inc ***	5,952	$937,142	0.66%
F5 Networks Inc ***	3,787	$511,094	0.36%
Fidelity National Information	2,380	$78,826	0.06%
Finisar Corp ***	3,990	$80,399	0.06%
Fiserv Inc ***	7,424	$515,151	0.36%
Gartner Inc Cl A ***	4,882	$208,168	0.15%
Harris Corp	9,502	$428,350	0.30%
International Business Machines Corp	4,498	$938,508	0.66%
International Rectifier Corp ***	2,174	$50,154	0.04%
Itron Inc ***	838	$38,054	0.03%

See Accompanying Notes to Financial Statements.

III - 33

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Ixia ***	9,573	$119,710	0.08%
JDA Software Group Inc ***	365	$10,030	0.01%
JDS Uniphase Corp ***	12,841	$186,066	0.13%
Kemet Corp ***	1,350	$12,636	0.01%
Lam Research Corp ***	4,514	$201,415	0.14%
Littelfuse Inc	4,838	$303,343	0.21%
Liveperson Inc ***	174	$2,918	0.00%
Ltx-Credence Corp ***	2,767	$19,895	0.01%
Mantech International Corp Cl A	1,561	$53,792	0.04%
Micron Technology Inc ***	27,552	$223,033	0.16%
Monolithic Power ***	262	$5,154	0.00%
National Instruments Corp	4,335	$123,634	0.09%
Omnivision Technologies Inc ***	47,320	$946,400	0.66%
Pmc-Sierra Inc ***	112	$810	0.00%
Qualcomm Inc	13,959	$950,050	0.63%
Saic Inc	10,719	$141,491	0.10%
Salesforce Inc ***	3,524	$544,493	0.38%
Skyworks Solutions Inc ***	4,402	$121,715	0.09%
Sycamore Networks Inc ***	323	$5,730	0.00%
Synnex Corp ***	3,530	$134,634	0.09%
Syntel Inc	31	$1,736	0.00%
Tessera Technologies Inc	2,493	$43,004	0.03%
Tibco Software Inc ***	12,078	$368,379	0.26%
Total System Services Inc	489	$11,281	0.01%
Trimble Navigation Ltd ***	1,567	$85,276	0.06%
Ultratech Inc ***	28	$811	0.00%
Unisys Corp ***	5,084	$100,256	0.07%
Volterra Semi ***	3,606	$124,100	0.09%
Websense Inc ***	6,281	$132,466	0.09%
Wright Express Corp ***	922	$59,681	0.04%
Zebra Technologies Corp Cl A ***	120	$4,942	0.00%
Total Information Technology		$12,524,516	8.76%

Materials
Airgas Inc	4,309	$383,372	0.27%
Allied Nevada Gold Corp ***	7,192	$233,956	0.16%
Aptargroup Inc	780	$42,721	0.03%
Ball Corp	12,653	$542,561	0.38%
Cf Industries Holdings Inc	1,830	$334,250	0.23%
Cliffs Natural Resources Inc	2,021	$139,974	0.10%
Commercial Metals Co	2,374	$35,183	0.02%
Compass Minerals International Inc	223	$15,998	0.01%
FMC Corp	307	$32,499	0.02%
Freeport McMoran Copper & Gold	3,643	$138,580	0.10%

See Accompanying Notes to Financial Statements.

III - 34

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Greif Inc Cl A	3,047	$170,388	0.12%
International Paper Co	320	$11,232	0.01%
Kaiser Alum Corp	72	$3,403	0.00%
Louisiana-Pac Corp	24,515	$229,215	0.16%
LSB Industries Inc ***	1,119	$43,551	0.03%
Mosaic Company	16,784	$927,987	0.65%
Nucor Corp	4,014	$172,401	0.12%
Packaging Corp Amer	76	$2,249	0.00%
Praxair Inc	98	$11,235	0.01%
Reliance Steel & Aluminum Co	3,645	$205,870	0.14%
Rock-Tenn Co Cl A	154	$10,404	0.01%
Royal Gold Inc	782	$51,002	0.04%
Rti International Metals Inc ***	1,695	$39,087	0.03%
Schnitzer Steel Industries Inc Cl A	290	$11,570	0.01%
Silgan Holdings Inc	201	$8,884	0.01%
Steel Dynamics Inc	17,535	$254,959	0.18%
Stillwater Mining Co ***	1,537	$19,428	0.01%
Walter Energy	1,770	$104,802	0.07%
Total Materials		$4,176,761	2.92%

Telecommunication Services
Metropcs Communications Inc ***	7,923	$71,465	0.05%
SBA Communications Corp Cl A ***	17,189	$873,373	0.61%
Total Telecommunication Services		$944,838	0.66%

Utilities
AES Corp ***	1,089	$14,233	0.01%
El Paso Electric Co	626	$20,339	0.01%
MDU Resources Group Inc	573	$12,829	0.01%
Northeast Utilities	16,514	$613,000	0.43%
NRG Energy Inc ***	8,252	$129,309	0.09%
PG&E Corp	21,168	$918,903	0.64%
Sempra Energy	2,148	$128,794	0.09%
Southwest Gas Corp	376	$16,070	0.01%
UGI Corp	1,830	$49,868	0.03%
Total Utilities		$1,903,345	1.32%

Total Common Stocks (United States) (proceeds - $57,809,153)		$58,477,681	40.91%

See Accompanying Notes to Financial Statements.

III - 35

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Argentina
Energy
YPF Adr Cl D	12,660	$359,671	0.25%
Total Energy		$359,671	0.25%

Bermuda
Energy
Nabors Industries Ltd ***	13,374	$233,911	0.16%
Total Energy		$233,911	0.16%

Financials
Invesco Ltd	6,226	$166,047	0.12%
Partnerre Ltd	1,676	$113,784	0.08%
Total Financials		$279,831	0.20%

Total Bermuda		$513,742	0.36%

Brazil
Materials
Companhia Siderurgica Nacional Adr	670	$6,338	0.00%
Total Materials		$6,338	0.00%

Utilities
Centrais Eletricas Brasileiras Adr	2,024	$18,945	0.02%
Cia Energetica De Minas Gerais Adr	758	$18,025	0.01%
Total Utilities		$36,970	0.03%

Total Brazil		$43,308	0.03%

Canada
Consumer Discretionary
Gildan Activewear Inc	8,492	$233,955	0.16%
Magna International Inc	2,081	$99,347	0.07%
Thomson Reuters Corp	8,591	$248,280	0.18%
Tim Hortons Inc	56	$2,998	0.00%
Total Consumer Discretionary		$584,580	0.41%

See Accompanying Notes to Financial Statements.

III - 36

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Consumer Staples
Cott Corp ***	1,353	$8,916	0.01%
Total Consumer Staples		$8,916	0.01%

Energy
Cameco Corp	7,086	$152,278	0.11%
Encana	46,956	$922,685	0.64%
Precision Drilling Corp ***	15,777	$158,243	0.11%
Teekay Corp	16,732	$581,437	0.41%
Total Energy		$1,814,643	1.27%

Financials
Bank Nova	16,406	$919,392	0.65%
Manulife Financial Corp	8,871	$120,202	0.08%
Sun Life Financial Inc	24,430	$578,747	0.40%
Toronto-Dominion Bank	4,581	$389,156	0.27%
Total Financials		$2,007,497	1.40%

Information Technology
Celestica Inc ***	14,041	$134,372	0.09%
Total Information Technology		$134,372	0.09%

Materials
Agnico	8,282	$276,453	0.19%
Agrium Npv	2,605	$224,994	0.16%
Aurico Gold Inc ***	3,916	$34,735	0.02%
Eldorado Gold Corp	13,953	$191,714	0.13%
Goldcorp Inc	9,037	$407,207	0.30%
Kinross Gold Corp	10,223	$100,083	0.07%
New Gold ***	3,412	$33,711	0.02%
Silver Wheaton Corp	4,288	$142,362	0.10%
Teck Resources Ltd	3,170	$113,042	0.08%
Yamana Gold Inc	25,124	$392,437	0.27%
Total Materials		$1,916,738	1.34%

Total Canada		$6,466,746	4.52%

France
Health Care
Sanofi-Aventis Adr	6,659	$258,036	0.18%
Total Health Care		$258,036	0.18%

See Accompanying Notes to Financial Statements.

III - 37

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Telecommunication Services
France Telecom Sa Adr	1,857	$27,576	0.02%
Total Telecommunication Services		$27,576	0.02%

Total France		$285,612	0.20%

Germany
Industrials
Siemens Ag Muenchen Adr	6,639	$669,477	0.47%
Total Industrials		$669,477	0.47%

Ireland
Industrials
Cooper Industries Ltd	491	$31,399	0.02%
Ryanair Holdings Plc Adr	614	$22,276	0.02%
Total Industrials		$53,675	0.04%

Israel
Information Technology
Check Point Software Technology ***	5,628	$359,292	0.25%
Ezchip Semiconductor Ltd ***	982	$42,550	0.03%
Total Information Technology		$401,842	0.28%

Japan
Consumer Discretionary
ABC Mart	600	$22,562	0.02%
Ahresty	4,700	$40,794	0.03%
Aisan Industry	1,100	$11,606	0.01%
Alpen	600	$11,973	0.01%
Alpine Elec	1,500	$20,226	0.01%
Aoyama Trading	1,300	$27,542	0.02%
Avex	600	$7,243	0.01%
Benesse Hldg	1,500	$74,694	0.05%
Bookoff	200	$1,886	0.00%
Canon Marketing	400	$5,123	0.00%
Casio Computer***	47,000	$335,319	0.23%
Dcm Holdings	2,900	$23,000	0.02%
Dentsu	800	$25,457	0.02%
Eagle Industry	5,000	$51,788	0.04%
F-Tech	2,200	$45,892	0.03%
Fast Retailing	1,000	$227,675	0.16%
Fields	8	$13,231	0.01%
Fuji Heavy Ind	23,000	$184,639	0.13%
Fujitsu General	8,000	$59,973	0.04%

See Accompanying Notes to Financial Statements.

III - 38

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Funai	7,100	$158,992	0.11%
Furukawa Battery	4,000	$23,709	0.02%
Geo	3	$3,538	0.00%
Gulliver	90	$3,531	0.00%
H2O Retailing Corp	27,000	$234,350	0.16%
Hi Lex	100	$1,845	0.00%
Hikari Tsushin	1,000	$29,359	0.02%
His	100	$3,048	0.00%
Honda Motor Adr	6,802	$261,401	0.18%
Izumi	3,400	$64,070	0.04%
Mars Engineering	1,300	$28,797	0.02%
Marui Group	900	$7,497	0.01%
Musashi Seimitsu	3,200	$76,178	0.05%
Ngk Spark Plug	6,000	$85,541	0.06%
Nhk Spring	1,400	$15,042	0.01%
Nidec Copal Corp	300	$3,911	0.00%
Nifco	800	$21,845	0.02%
Nikon	13,400	$406,347	0.28%
Nishimatsuya	1,200	$9,778	0.01%
Nissan Shatai	1,000	$10,454	0.01%
Nitori Hd	1,300	$117,386	0.08%
Nok	6,600	$143,413	0.10%
Panasonic Corp Adr	2,083	$19,268	0.01%
Point	550	$20,284	0.01%
Press Kogyo	25,000	$168,704	0.12%
Rakuten	248	$259,564	0.18%
Riken	2,000	$9,175	0.01%
Ryohin Keikaku	3,300	$170,502	0.12%
Saint Marc Hldg	200	$7,919	0.01%
Sanden	28,000	$91,263	0.06%
Sega Sammy Hldg	13,100	$274,216	0.19%
Seiren	200	$1,325	0.00%
Sekisui House	6,000	$58,742	0.04%
Sharp	34,000	$247,907	0.17%
Shimamura	1,100	$122,964	0.09%
Shimano	800	$48,142	0.03%
Sony Corp Adr	11,488	$238,606	0.17%
Takata	4,600	$122,445	0.09%
Tamron	100	$3,222	0.00%
Tokai Rubber	800	$10,102	0.01%
Tokyo Dome***	32,000	$110,095	0.08%
Tomy	1,200	$8,764	0.01%
Toyoda Gosei	16,600	$322,832	0.23%
Toyota Motor	9,200	$396,487	0.28%

See Accompanying Notes to Financial Statements.

III - 39

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Tpr	500	$8,251	0.01%
Uss Co Ltd	20	$2,026	0.00%
Xebio	2,300	$61,278	0.04%
Yamaha	32,000	$331,444	0.23%
Yokohama Rubber	21,000	$151,091	0.11%
Zenrin	100	$1,007	0.00%
Total Consumer Discretionary		$6,168,280	4.32%

Consumer Staples
Ajinomoto Co	8,000	$100,244	0.07%
Cawachi Limided	1,500	$35,564	0.02%
Familymart	1,700	$71,827	0.05%
Fuji Oil	200	$2,842	0.00%
Heiwado	400	$5,389	0.00%
Ito En	6,600	$118,316	0.08%
Kao	2,000	$52,440	0.04%
Kato Sangyo	100	$1,973	0.00%
Kikkoman	12,000	$138,633	0.10%
Lawson	2,700	$169,814	0.12%
Nippon Bsm	1,000	$2,221	0.00%
Nippon Suisan	1,500	$5,106	0.00%
Nisshin Oillio	1,000	$4,129	0.00%
Pigeon	500	$18,621	0.01%
Seven & I Holdings	13,400	$397,612	0.30%
Sugi Holdings Co Ltd	200	$6,111	0.00%
Uni-Charm	100	$5,275	0.00%
Uny	18,100	$195,776	0.14%
Yakult Honsha	11,500	$394,960	0.28%
Yamazaki Baking	2,000	$28,634	0.02%
Total Consumer Staples		$1,755,487	1.23%

Energy
Modec	100	$2,067	0.00%
Shinko Plantech	1,500	$12,766	0.01%
Showa Shell Sekiyu	8,000	$50,991	0.04%
Tonengeneral	11,000	$101,186	0.07%
Total Energy		$167,010	0.12%

Financials
Akita Bank	1,000	$3,271	0.00%
Bank Of Hiroshima	3,000	$13,689	0.01%
Bank Of Kyoto	6,000	$54,396	0.04%
Bank Of Ryukyus	1,500	$20,371	0.01%

See Accompanying Notes to Financial Statements.

III - 40

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Bank Of Saga	5,000	$14,245	0.01%
Bank Of Yokohama	72,000	$359,837	0.25%
Daibiru	3,900	$29,284	0.02%
Daito Tr Const	1,100	$98,663	0.07%
Daiwa House Industry	30,000	$396,197	0.26%
Goldcrest	1,310	$23,911	0.02%
Hyakugo Bank	8,000	$36,795	0.03%
Ibj Leasing	1,100	$28,470	0.02%
Jafco	6,600	$159,906	0.11%
Jsfc	1,200	$6,939	0.00%
Juroku Bank	2,000	$6,881	0.00%
Kabu Sec	1,200	$4,534	0.00%
Kenedix***	356	$69,449	0.05%
Miyazaki Bank	3,000	$8,511	0.01%
Monex Group Inc	766	$167,371	0.12%
Ogaki Kyoritsu Bk	1,000	$3,597	0.00%
Okasan Securities Group Inc	12,000	$50,557	0.04%
Orix	1,780	$169,754	0.12%
San-In Godo Bk	1,000	$7,907	0.01%
Shizuoka Bank	5,000	$51,426	0.04%
Sumitomo Re	220	$10,278	0.01%
Sumitomo Realty	16,000	$385,333	0.27%
Suruga Bank	30,000	$306,021	0.21%
T&D Holdings	11,800	$136,607	0.10%
Tokai Tokyo Financial Hds	3,000	$11,191	0.01%
Tokyu Livable Inc	2,200	$22,734	0.02%
Total Financials		$2,658,125	1.86%

Health Care
Chugai Pharmaceutical	22,400	$412,644	0.29%
Hisamitsu Pharmaceutical	200	$9,476	0.01%
Hogy Medical	900	$40,145	0.03%
Jeol	1,000	$2,933	0.00%
Nihon Kohden	500	$13,376	0.01%
Nikkiso	4,000	$41,865	0.03%
Rohto Pharmaceutical	1,000	$12,470	0.01%
Santen Pharmaceutical	1,400	$59,743	0.04%
Shionogi	700	$9,667	0.01%
Ship Helthcare	100	$2,047	0.00%
Sysmex Corp	10,300	$415,295	0.29%
Takeda Pharmaceutical	8,100	$356,415	0.25%
Towa Pharmaceutical	700	$34,646	0.02%
Total Health Care		$1,410,722	0.99%

See Accompanying Notes to Financial Statements.

III - 41

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Industrials
Aeon Delight	100	$2,105	0.00%
Aica Kogyo	400	$5,737	0.00%
Asahi Glass	13,000	$110,168	0.08%
Chiyoda	4,000	$50,750	0.04%
Chugai Ro	1,000	$3,428	0.00%
Daiichi Jitsugyo	1,000	$4,962	0.00%
Duskin	200	$3,991	0.00%
Ebara	2,000	$7,171	0.01%
Fuji Electric	11,000	$28,948	0.02%
Fujikura	81,000	$269,878	0.19%
Furukawa Electric	7,000	$18,591	0.01%
Glory	300	$6,559	0.00%
Gs Yuasa	20,000	$109,612	0.08%
Hankyu Hanshin Hldg	1,000	$4,358	0.00%
Hitachi Cable***	17,000	$48,022	0.03%
Hitachi Koki	2,900	$26,501	0.02%
Hitachi Transsys	6,900	$125,360	0.09%
Inaba Denkisangyo	400	$11,995	0.01%
Iseki	17,000	$43,302	0.03%
Itochu	8,300	$90,477	0.06%
Jgc	6,000	$185,785	0.13%
Keihin El Ex Rail	3,000	$26,220	0.02%
Kinki Sharyo	2,000	$7,605	0.01%
Kokuyo	400	$2,984	0.00%
Komori	26,700	$229,813	0.16%
M'Bishi Electric	16,000	$141,385	0.10%
Makino Milling	48,000	$410,828	0.29%
Marubeni	5,000	$36,034	0.03%
Meidensha***	13,000	$47,237	0.03%
Misumi	1,700	$41,311	0.03%
Mitsubishi Heavy	80,000	$387,264	0.27%
Mitsubishi Kakoki	1,000	$2,028	0.00%
Mitsubishi Logistics	4,000	$47,177	0.03%
Mitsui	4,300	$70,440	0.05%
Mitsui Eng&Sb	8,000	$13,907	0.01%
Mitsui Osk Line	91,000	$395,473	0.28%
Mori Seiki	6,500	$66,775	0.05%
Moshi Moshi	2,300	$22,962	0.02%
Nagase	4,400	$54,391	0.04%
Nec Capital Solutions Limited	200	$3,310	0.00%
Ngk Insulators	28,000	$399,191	0.28%
Nippo Corporation	4,000	$44,376	0.03%
Nippon Carbon	10,000	$28,127	0.02%

See Accompanying Notes to Financial Statements.

III - 42

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Nippon Konpo Unyu	1,000	$12,277	0.01%
Nippon Sharyo	4,000	$16,514	0.01%
Nippon Signal	100	$624	0.00%
Nippon Steel Trading	1,000	$3,247	0.00%
Nisshinbo Hldg	7,000	$66,166	0.05%
Nitta	600	$11,002	0.01%
Nitto Boseki ***	23,000	$89,959	0.06%
Noritz	500	$9,476	0.01%
Npn Densetsu Kgyo	1,000	$9,911	0.01%
Nsk	17,000	$130,726	0.09%
Ntn	12,000	$50,702	0.04%
Obara Group Inc	400	$5,456	0.00%
Park24	2,700	$36,342	0.03%
Sanki Engineering	1,000	$5,396	0.00%
Sanwa Holdings Corp	2,000	$7,798	0.01%
Sato Holdings	500	$7,032	0.00%
Secom	8,000	$391,127	0.27%
Shima Seiki	300	$5,726	0.00%
Shinmaywa	3,000	$14,921	0.01%
Sintokogio	1,700	$18,942	0.01%
Sumitomo	7,000	$101,065	0.07%
Sumitomo Electric Industries	29,300	$400,747	0.29%
Sumitomo Heavy	13,000	$72,190	0.05%
Sumitomo Ware-H	1,000	$5,155	0.00%
Takasago Termal	300	$2,332	0.00%
Thk	4,500	$91,426	0.06%
Tomoe Engineering	100	$2,067	0.00%
Toppan Forms	200	$1,833	0.00%
Toppan Printing	5,000	$38,992	0.03%
Torishima Pump Manufacturing	400	$5,461	0.00%
Toshiba Machine	28,000	$141,627	0.10%
Toyo Tanso	600	$22,707	0.02%
Toyota Tsusho	2,200	$44,750	0.03%
Trusco Nakayama	100	$2,038	0.00%
Union Tool	500	$9,307	0.01%
Total Industrials		$5,471,579	3.83%

Information Technology
Ai Holdings	2,100	$11,129	0.01%
Alps Electric	31,900	$280,346	0.20%
Brother Industries	700	$9,481	0.01%
Canon Inc Adr	4,270	$203,508	0.14%
Capcom	6,300	$143,815	0.10%
Dainpn Screen Manufacturing	38,000	$341,753	0.24%

See Accompanying Notes to Financial Statements.

III - 43

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Disco	1,900	$104,934	0.07%
Espec	3,500	$32,787	0.02%
Hamamatsu Photo	5,100	$192,395	0.13%
Hirose Electric	400	$41,962	0.03%
Hitachi High-Tech	500	$11,921	0.01%
Hitachi Ltd Adr	426	$27,558	0.02%
Horiba	8,400	$287,580	0.20%
Hoya	2,000	$44,883	0.03%
Ibiden	2,400	$61,335	0.04%
Internet Initiative	1	$3,574	0.00%
Japan Aviation Electric	1,000	$8,656	0.01%
Kakaku.Com	2,500	$65,429	0.05%
Koa	300	$3,205	0.00%
Kyocera	100	$9,150	0.01%
Maruwa Co Ltd	500	$22,182	0.02%
Mitsui High-Tec***	4,600	$27,265	0.02%
Mitsumi Electric***	18,300	$157,512	0.11%
Nec Mobiling	100	$3,449	0.00%
Nidec Sankyo	1,000	$6,024	0.00%
Nintendo	2,600	$390,765	0.29%
Nippon Elec Glass	19,000	$164,913	0.12%
Nri	2,100	$52,045	0.04%
Nsd	500	$4,617	0.00%
Osaki Electric	1,000	$9,935	0.01%
Otsuka Shokai	200	$16,249	0.01%
Ricoh	37,000	$359,559	0.25%
Riso Kagaku	100	$1,647	0.00%
Rohm	1,800	$88,764	0.06%
Roland Dg Corp	400	$4,785	0.00%
Scsk Corporation	200	$3,168	0.00%
Shindengen Electric	6,000	$28,248	0.02%
Star Micronics	1,400	$13,858	0.01%
Toshiba	23,000	$101,065	0.07%
Toshiba Tec	16,000	$63,353	0.04%
Trans Cosmos***	200	$3,059	0.00%
Ulvac***	6,700	$73,521	0.05%
Yokogawa Electric	3,000	$30,312	0.02%
Zappallas	14	$17,931	0.01%
Total Information Technology		$3,529,627	2.47%

Materials
Alconix Corp	600	$14,443	0.01%
Asahi Kasei	47,000	$289,929	0.20%
Daido Steel	1,000	$6,917	0.00%

See Accompanying Notes to Financial Statements.

III - 44

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Denki Kagakukogyo	29,000	$115,877	0.08%
Dowa Holdings Co	6,000	$39,837	0.03%
Fuji Seal	100	$1,893	0.00%
Jfe Holdings	18,500	$397,079	0.28%
Kaneka	49,000	$295,168	0.21%
Kansai Paint	1,000	$10,080	0.01%
Kanto Denka Kogyo	1,000	$3,694	0.00%
Kobe Steel	2,000	$3,235	0.00%
Kuraray	1,200	$16,963	0.01%
Kyoei Steel	2,500	$50,340	0.04%
Mitsubishi Gas Chem	59,000	$393,868	0.28%
Nihon Nohyaku	1,000	$4,455	0.00%
Nippon Kayaku	27,000	$276,397	0.19%
Osaka Steel	100	$1,986	0.00%
Rengo	5,000	$34,586	0.02%
Sakai Chemical Ind	1,000	$3,851	0.00%
Sanyo Chemical Ind	1,000	$6,664	0.00%
Shin-Etsu Chemi	7,000	$403,923	0.29%
Shin-Etsu Polymer	2,300	$11,995	0.01%
Showa Denko	48,000	$108,936	0.08%
Sumitomo Chemical	56,000	$237,960	0.17%
Sumitomo Pipe & Tube	600	$6,215	0.00%
Taiyo Hd	100	$2,680	0.00%
Taiyo Nippon Sanso	3,000	$21,150	0.01%
Teijin	89,000	$298,681	0.21%
Tenma	100	$1,161	0.00%
Toho Zinc	24,000	$108,067	0.08%
Tokyo Steel Manufacturing	20,800	$183,550	0.13%
Topy Industries	8,000	$24,820	0.02%
Toray Industries	11,000	$81,533	0.06%
Toyo Ink Sc Holdings	1,000	$4,116	0.00%
Toyo Kohan	2,000	$8,161	0.01%
Yamato Kogyo	5,000	$145,767	0.10%
Total Materials		$3,615,977	2.53%

Utilities
Hokkaido Electric	3,700	$54,269	0.04%
Kansai Electric	7,000	$108,333	0.08%
Shizuokagas	500	$3,567	0.00%
Tohoku Electric ***	29,300	$333,897	0.22%
Tokyo Gas	20,000	$94,160	0.07%
Total Utilities		$594,226	0.41%

Total Japan		$25,371,033	17.76%

See Accompanying Notes to Financial Statements.

III - 45

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Marshall Islands
Industrials
Diana Shipping Inc	391	$3,499	0.00%
Total Industrials		$3,499	0.00%

Mexico
Consumer Staples
Fomento Economico Mexicano Sab De Cv	810	$66,639	0.05%
Total Consumer Staples		$66,639	0.05%

Netherlands
Energy
Core Laboratories N V	3,047	$400,894	0.28%
Total Energy		$400,894	0.28%

Health Care
Qiagen N.V. ***	723	$11,257	0.01%
Total Health Care		$11,257	0.01%

Information Technology
ASML Holdings Nv Adr	8,972	$449,856	0.31%
Total Information Technology		$449,856	0.31%

Total Netherlands		$862,007	0.60%

Panama
Energy
McDermott International Inc ***	1,309	$16,768	0.01%
Total Energy		$16,768	0.01%

Industrials
Copa Holdings Sa	1,215	$96,228	0.07%
Total Industrials		$96,228	0.07%

Total Panama		$112,996	0.08%

People's Republic Of China
Information Technology
Baidu Adr ***	880	$128,278	0.09%
Netease Inc Adr ***	2,078	$120,732	0.08%
Total Information Technology		$249,010	0.17%

See Accompanying Notes to Financial Statements.

III - 46

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

South Africa
Materials
Harmony Gold Mining Co Ltd Adr	13,124	$143,445	0.10%
Total Materials		$143,445	0.10%

South Korea
Telecommunication Services
SK Telecom Co Ltd	1,820	$25,316	0.02%
Total Telecommunication Services		$25,316	0.02%

Switzerland
Energy
Transocean Ltd	17,384	$950,905	0.67%
Weatherford International Ltd ***	12,884	$194,420	0.14%
Total Energy		$1,145,325	0.81%

Financials
Credit Suisse Group Zuerich Adr	31,285	$891,935	0.62%
Total Financials		$891,935	0.62%

Industrials
Abb Ltd Zuerich Adr	2,268	$46,290	0.03%
Total Industrials		$46,290	0.03%

Materials
Noble Corporation	5,145	$192,783	0.13%
Syngenta Ag Adr	6,893	$474,445	0.33%
Total Materials		$667,228	0.46%

Total Switzerland		$2,750,778	1.92%

United Kingdom
Consumer Staples
British American Tobacco Plc Adr	2,096	$212,157	0.15%
Total Consumer Staples		$212,157	0.15%

Health Care
Glaxo Smithkline Spons Plc Adr	4,931	$221,451	0.15%
Total Health Care		$221,451	0.15%

See Accompanying Notes to Financial Statements.

III - 47

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2012 (unaudited)

Materials
BHP Billiton Plc Adr	1,536	$94,280	0.07%
Total Materials		$94,280	0.07%

Total United Kingdom		$527,888	0.37%

Total Common Stocks (Non-United States) (proceeds - $38,596,996)		$38,906,684	27.22%

Total investment securities sold short (proceeds - $96,406,149)		$97,384,365	68.13%

*	Non-income producing security.
**	Pledged as collateral for the trading of forward currency contracts.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt.
RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

III - 48

NOTES TO THE SCHEDULE OF INVESTMENTS

(Unaudited)

Note 1.	ORGANIZATION

The Campbell Multi-Strategy Trust (the “Trust”) engages in the speculative trading of securities, futures contracts, and forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and interbank market makers through which the Trust trades.

Note 2.	PORTFOLIO VALUATION

A.	Futures and Forward Currency Contracts

Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and fair price) are reflected in the statement of assets and liabilities. The fair value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The fair value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

B.	Investment Securities

Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates fair value.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (“U.S.”) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Campbell & Company Investment Adviser (the “Investment Adviser”), those securities may be valued at fair value as determined in good faith by the Investment Adviser.

NOTES TO THE SCHEDULE OF INVESTMENTS

(Unaudited)

C.	Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

D.	Financial Accounting Standards Codification 820

ASC 820, Fair Value Measurement and Disclosures, provides guidance for determining fair value and requires disclosure regarding the inputs to valuation techniques used to measure fair value. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes United States Treasury Securities. See Note 1.A. for a discussion of the obsevable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the three-month period ended March 31, 2012, the Trust did not have any Level 3 assets or liabilities.

NOTES TO THE SCHEDULE OF INVESTMENTS

(Unaudited)

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of March 31, 2012.

	Fair Value at March 31, 2012

Description*	Level 1	Level 2	Level 3	Total

Assets

Common Stocks	$97,298,584	$0	$0	$97,298,584

U.S. Government Securities	0	5,748,946	0	5,748,946

Exchange traded futures contracts
Agricultural	1,428,243	0	0	1,428,243
Energy	978,501	0	0	978,501
Long-term interest rates	944,117	0	0	944,117
Metals	404,004	0	0	404,004
Short-term interest rates	542,710	0	0	542,710
Stock indices	1,186,376	0	0	1,186,376

Forward currency contracts		2,398,155		2,398,155

Total Assets	$102,782,535	$8,147,101	$0	$110,929,636

Liabilities

Common Stocks	$(97,384,365)	$0	$0	$(97,384,365)

Exchange traded futures contracts
Agricultural	(542,240)	0	0	(542,240)
Energy	(493,839)	0	0	(493,839)
Long-term interest rates	(1,036,237)	0	0	(1,036,237)
Metals	(268,222)	0	0	(268,222)
Short-term interest rates	(261,801)	0	0	(261,801)
Stock indices	(727,888)	0	0	(727,888)

Forward currency contracts	0	(2,803,565)	0	(2,803,565)

Total Liabilities	$(100,714,592)	$(2,803,565)	$0	$(103,518,157)

* See the Complete Schedule of Investments for additional detail categorization.

Note 3.	INVESTMENTS

The U.S. federal income tax basis of the Trusts investment at March 31, 2012 was as follows:

Investment securities	103,047,530
Securities sold short	(97,384,365)
Open forward currency contracts	(683,867)
Open futures contracts	1,415,839

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $1,016,342 (gross unrealized appreciation was $1,891,172 and gross unrealized depreciation was $874,830).

Item 2. Controls and Procedures

a)	The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	May 30, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Roussin
Stephen C. Roussin, Chief Executive Officer

Date	May 30, 2012

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	May 30, 2012